Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in other provisions
Beginning balance	€ 2,532	€ 2,317
Exchange movements	6	(15)
Acquisition of subsidiaries	6	178
Disposal of subsidiaries		(75)
Amounts capitalised in the year	294	270
Amounts charged to the income statement	458	834
Utilised in the year - payments	(504)	(711)
Amounts released to the income statement	(153)	(266)
Ending balance	2,639	2,532
Provisions	1,747	1,479
Provisions	892	1,053
Asset retirement obligations
Reconciliation of changes in other provisions
Beginning balance	955	757
Exchange movements	6	(16)
Acquisition of subsidiaries	6	56
Disposal of subsidiaries		(69)
Amounts capitalised in the year	294	270
Utilised in the year - payments	(32)	(34)
Amounts released to the income statement	(7)	(9)
Ending balance	1,222	955
Legal and regulatory
Reconciliation of changes in other provisions
Beginning balance	502	507
Exchange movements	(11)	(2)
Acquisition of subsidiaries		18
Amounts charged to the income statement	138	122
Utilised in the year - payments	(54)	(98)
Amounts released to the income statement	(47)	(45)
Ending balance	528	502
Restructuring provision
Reconciliation of changes in other provisions
Beginning balance	545	434
Exchange movements	4	(2)
Acquisition of subsidiaries		33
Disposal of subsidiaries		(4)
Amounts charged to the income statement	153	549
Utilised in the year - payments	(243)	(452)
Amounts released to the income statement	(33)	(13)
Ending balance	426	545
Other
Reconciliation of changes in other provisions
Beginning balance	530	619
Exchange movements	7	5
Acquisition of subsidiaries		71
Disposal of subsidiaries		(2)
Amounts charged to the income statement	167	163
Utilised in the year - payments	(175)	(127)
Amounts released to the income statement	(66)	(199)
Ending balance	463	€ 530
Vodafone Egypt | Assets and liabilities classified as held for sale
Reconciliation of changes in other provisions
Provisions	5
Provisions	€ 29